SUPPLEMENT TO FIDELITY ADVISOR MUNICIPAL BOND FUND'S CLASS A AND CLASS B JUNE 30,1996 PROSPECTUS
Effective August 30, 1996, Class A of the fund has been renamed Class T. Effective January 2, 1997, the following information replaces the similar information found in the "Expenses" section beginning on page 3.
A CDSC is imposed on Class B shares only if you redeem Class B shares within six years of purchase. See "Transaction Details," page 23, for information about the CDSC.
                                                           Class T   Class B

Maximum CDSC (as a % of the lesser of original purchase    None[A]   5.00%[B
price or redemption proceeds)                                        ]

[A] A CONTINGENT DEFERRED SALES CHARGE OF 0.25% IS ASSESSED ON CERTAIN REDEMPTIONS OF CLASS T SHARES THAT WERE PURCHASED WITHOUT AN INITIAL SALES CHARGE. SEE "TRANSACTION DETAILS".
[B] DECLINES OVER 6 YEARS FROM 5.00% TO 0%.
EXPENSE TABLE EXAMPLE: You would pay the following expenses, including the maximum front-end sales charge or CDSC, as applicable, on a $1,000 investment, assuming a 5% annual return and either (1) full redemption or
(2) no redemption at the end of each time period:
Class B    (1)       (2)

1 Year     $ 67[A    $ 17
           ]

3 Years    $ 82[A    $ 52
           ]

5 Years    $ 110[A   $ 90
           ]

10 Years   $ 170[B   $ 170[B
           ]         ]

[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION TO CLASS T SHARES AFTER SEVEN YEARS.
Class B shares will convert to Class A shares upon availability of Class A shares on or about February 28, 1997.
THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF WHICH MAY VARY. Effective January 2, 1997, the following information replaces the similar information found in the "Performance" section beginning on page 6. AVERAGE ANNUAL TOTAL RETURNS[A]
Fiscal years ended November 30, 1995   Past     Past    Past
                                       1        5       10
                                       year     years   years

Municipal Bond - Class B                15.40    7.95    8.86
(load adj.)[B]                         %        %       %

CUMULATIVE TOTAL RETURNS[A]
Fiscal years ended          Past     Past     Past
November 30, 1995           1        5        10
                            year     years    years

Municipal Bond - Class B     15.40    46.61    133.7
(load adj.)[B]              %        %        1%

[A] INITIAL OFFERING OF CLASS B SHARES TOOK PLACE ON JULY 1, 1996. CLASS B SHARES BEAR A 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) WHICH IS NOT REFLECTED IN PRIOR DATE RETURNS. RETURNS PRIOR TO JULY 1, 1996 ARE THOSE OF INITIAL CLASS THE ORIGINAL CLASS OF THE FUND, WHICH CLASS DOES NOT BEAR A 12B-1 FEE. CLASS B SHARE RETURNS WOULD HAVE BEEN LOWER HAD ITS 12B-1 FEE BEEN REFLECTED IN PRIOR DATE RETURNS.
[B] CLASS B'S CONTINGENT DEFERRED SALES CHARGES INCLUDED IN THE PAST ONE YEAR, PAST FIVE YEARS, AND 10 YEARS TOTAL RETURNS FIGURES ARE 5%, 2% AND 0%, RESPECTIVELY.
   The following information supplements information found in "Securities and Investment Practices" on page 10.
CASH MANAGEMENT. The fund may invest in money market securities, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income exempt from federal income tax while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its shares price to change.
Effective January 2, 1997, following information replaces the information found in the "How to Buy Shares" section in the chart on page 17 in the "Wire" row, under the column "To Add to an Account."
 Wire to:
 Banker's Trust Co.
 Routing # 021001033
 Fidelity DART Depository
 Acct #00159759
FBO: (Account name)
 (Account number)
Specify "Fidelity Advisor Municipal Bond Fund," note the applicable class, and include your account number and your name.
Effective January 2, 1997, following information replaces the information found in the "How to Sell Shares" section under the "Selling Shares in Writing" heading on page 18.
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) The applicable class name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed, signed certificates (if previously issued) and
(small solid bullet) Any other applicable requirements listed in the table on page 19.
Deliver your letter to your investment professional, or mail it to the following address:
Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081
Unless otherwise instructed, Fidelity will send a check to the record address.
The following information replaces similar information found in the "Dividends, Capital Gains, and Taxes" section on page 22.
4. DIRECTED DIVIDENDS(registered trademark) PROGRAM. Your dividend distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund. You will be sent a check for your capital gain distributions or your capital gain distributions will automatically be reinvested in additional shares of the same class of the fund.
If you select distribution option 2, 3, or 4, and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, those checks will be reinvested in your account at the current NAV and your election may be converted to the Reinvestment Option. To change your distribution option, call your investment professional directly or, if you purchased your shares through a broker-dealer, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.
Effective January 2, 1997 the following information replaces the similar information found in the "Transaction Details" section beginning on page 23.
CONTINGENT DEFERRED SALES CHARGE. Class B shares may, upon redemption, be assessed a CDSC based on the following schedule:
From Date of Purchase              Contingent
                                   Deferred
                                   Sales
                                   Charge

Less than 1 year                    5%

1 year to less than 2 years         4%

2 years to less than 3 years        3%

3 years to less than 4 years        3%

4 years to less than 5 years        2%

5 years to less than 6 years        1%

6 years to less than 7 years[A]     0%

[A] AFTER A MAXIMUM HOLDING PERIOD OF SEVEN YEARS, CLASS B SHARES WILL CONVERT AUTOMATICALLY TO CLASS T SHARES OF THE FUND. SEE "CONVERSION FEATURE" BELOW FOR MORE INFORMATION.
Investment professionals with whom FDC has agreements receive as compensation from FDC a concession equal to 4.00% of your purchase of Class B shares.
CONVERSION FEATURE. After a maximum holding period of seven years from the initial date of purchase, Class B shares and any capital appreciation associated with those shares convert automatically to Class T shares of the fund. Conversion to Class T shares will be made at NAV. At the time of conversion, a portion of the Class B shares purchased through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class T shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.
THE TRANSFER AGENT RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge), subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation
(NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and (ii) through NSCC; provided those accounts are registered under the same primary social security number.
The following information replaces the "Quantity Discounts" and "Rights of Accumulation" discussion in the "Sales Charge Reductions and Waivers" section on page 27.
QUANTITY DISCOUNTS apply to purchases of Class T shares of a single Fidelity Advisor fund or to combined purchases of (i) Class T and Class B shares of any Fidelity Advisor fund, (ii) Class B shares of Daily Money
Fund: U.S. Treasury Portfolio, and (iii) Initial Class shares of Daily Money Fund: U.S. Treasury Portfolio, Initial Class shares of Daily Money
Fund: Money Market Portfolio, and shares of Daily Tax-Exempt Money Fund acquired by exchange from any Fidelity Advisor fund. The minimum investment eligible for a quantity discount is $50,000, except that the minimum investment for Fidelity Advisor Short Fixed-Income Fund and Fidelity Advisor Short-Intermediate Municipal Income Fund is $500,000.
To qualify for a quantity discount, investing in the fund's Class T shares for several accounts at the same time will be considered a single transaction (Combined Purchase), as long as shares are purchased through one investment professional and the total is at least $50,000 (or at least $500,000 for Fidelity Advisor Short Fixed-Income Fund and Fidelity Advisor Short-Intermediate Municipal Income Fund).
RIGHTS OF ACCUMULATION let you determine your front-end sales charge on Class T shares by adding to your new purchase of Class T shares the value of all of the Fidelity Advisor fund Class T and Class B shares held by you, your spouse, and your children under age 21. You can also add the value of Class B shares of Daily Money Fund: U.S. Treasury Portfolio as well as Initial Class shares of Daily Money Fund: U.S. Treasury Portfolio, Initial Class shares of Daily Money Fund: Money Market Portfolio, and shares of Daily Tax-Exempt Money Fund acquired by exchange from any Fidelity Advisor fund.
The following information replaces the similar information found in the "Sales Charge Reductions and Waivers" section beginning on page 27.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS T SHARES:
2. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;
5. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution (i) from an employee benefit plan that qualified for waiver (11) or had a minimum of $3 million in plan assets invested in Fidelity funds; or (ii) from an insurance company separate account qualifying under (6) below, or used to fund annuity contracts purchased by employee benefit plans having in the aggregate at least $3 million in plan assets invested in Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.)

SUPPLEMENT TO FIDELITY MUNICIPAL BOND FUND'S JUNE 30, 1996 PROSPECTUS Effective August 30, 1996, Class A of the fund has been renamed "Class T."
   The following information replaces similar information found in "How to Buy Additional Shares" on page 16.
MINIMUM INVESTMENTS
TO ADD TO AN ACCOUNT  $250
Through regular investment plans * $100
MINIMUM BALANCE $2,000
* FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES" PAGE 21.
The following information replaces similar information found in "How to Sell Shares" on page 18.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR ACCOUNT SHARES, leave at least $2,000 worth of shares in the account to keep it open.
The following information replaces similar information found in "Transaction Details" on page 25.
    FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE    of
$12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
    IF YOUR ACCOUNT BALANCE FALLS BELOW $2,000,    you will be given 30
days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
The following information supplements the first paragraph under the heading "Transaction Services" in the "Investors Services" section on page 20 and the first paragraph in the "Exchange Restrictions" section on page 26. Accounts managed by a bank trust department and other trust institutions, accounts managed by a broker-dealer, and accounts managed on a discretionary basis by a registered investment advisor may exchange their Fidelity Municipal Bond Fund ("Initial Class") shares for Institutional Class shares of the fund.
   The following information supplements information found in "Securities and Investment Practices" on page 11.
CASH MANAGEMENT. The fund may invest in money market securities, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income exempt from federal income tax while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its shares price to change.

SUPPLEMENT TO
FIDELITY ADVISOR
MUNICIPAL BOND FUND'S
INSTITUTIONAL CLASS JUNE 30,1996 PROSPECTUS
The following information replaces similar information found in the first and second paragraphs on page 3 in the "Who May Want to Invest Section" section.
Institutional Class shares are offered to accounts managed (i) by a bank trust department and other trust institutions, (ii) by a broker-dealer, and
(iii) by a registered investment advisor (RIA) on a discretionary basis (collectively, eligible intermediaries).
Shares are available through eligible intermediaries that have signed a participation agreement with FDC. The participation agreement specifies certain aggregate asset minimums and asset qualifications, trading guidelines, marketing restrictions and program requirements. Eligible intermediaries with existing Institutional Class accounts will be required to sign and comply with a participation agreement in order to purchase additional shares. Investors prior to June 30, 1995 that have not signed a participation agreement will be allowed to continue investing in Institutional Class shares under the terms of this relationship until June 30, 1997, after which they will be prevented from making new or subsequent purchases in Institutional Class, except that employee benefit plans will be permitted to make additional purchases of Institutional Class shares. In addition, Institutional Class shares are available through certain eligible intermediaries that meet qualifications established by FDC but have not signed a participation agreement.
Effective August 30, 1996, Class A of the fund has been renamed Class T.
   The following information supplements information found in "Securities and Investment Practices" on page 9.
CASH MANAGEMENT. The fund may invest in money market securities, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income exempt from federal income tax while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its shares price to change.
Effective January 2, 1997, following information replaces the similar information under the heading "Selling Shares in Writing" in the "How to Sell Shares" section on page 15.
Write a "letter of instruction" with:
(medium solid bullet) Your name
(medium solid bullet) The fund's name,
(medium solid bullet) The applicable class name, (medium solid bullet) Your fund account number, (medium solid bullet) The dollar amount or number of shares to be redeemed, and
(medium solid bullet) Any other applicable requirements listed in the table on page 16.
Deliver your letter to your investment professional, or mail it to the following address:
Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081
Unless otherwise instructed, the transfer agent will send a check to the record address.
Effective January 2, 1997, the following information replaces similar information found in the "Dividends, Capital Gains, and Taxes" section on page 18.
4. DIRECTED DIVIDENDS(registered trademark) PROGRAM. Your dividend distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund. You will be sent a check for your capital gain distributions or your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.
If you select distribution option 2, 3, or 4 and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, those checks will be reinvested in your account at the current NAV and your election may be converted to the Reinvestment Option. To change your distribution option, call your investment professional directly or, if you purchased your shares through a broker-dealer or insurance representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.
Effective January 2, 1997, the following information replaces the similar information found in the "Transaction Details" section on page 20.
THE TRANSFER AGENT RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and (ii) through NSCC; provided those accounts are registered under the same primary social security number.

SUPPLEMENT TO THE FIDELITY ADVISOR MUNICIPAL BOND FUND: INSTITUTIONAL CLASS
   JUNE 30, 1996 STATEMENT OF ADDITIONAL INFORMATION

Effective August 30, 1996, Class A of the fund has been renamed Class T.
   The following non-fundamental limit replaces non-fundamental limit (vi) found in the "Investment Policies and Limitations" section on page 3.
(vi) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
The following information replaces the similar information found in the "Additional Purchase, Exchange, and Redemption Information" section beginning on page 15.
The sales charge will not apply:
2. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or FIL or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;
5. to shares in a Fidelity or Fidelity Advisor account purchased (including purchases by exchange) with the proceeds of a distribution (i) from an employee benefit plan that qualified for waiver (11) or had a minimum of $3 million in plan assets invested in Fidelity funds; or (ii) from an insurance company separate account qualifying under (6) below or used to fund annuity contracts purchased by employee benefit plans having in the aggregate at least $3 million in plan assets invested in Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.)
The following information replaces the "Rights of Accumulation" discussion in the "Additional Purchase, Exchange, and Redemption Information" section on page 16.
RIGHTS OF ACCUMULATION permit reduced front-end sales charges on any future purchases of Class T shares after you have reached a new breakpoint in the fund's sales charge schedule. The value of (i) currently held Fidelity Advisor fund Class T and Class B shares, (ii) Class B shares of Daily Money
Fund: U.S. Treasury Portfolio, and (iii) Initial Class shares of Daily Money Fund: U.S. Treasury Portfolio, Initial Class shares of Daily Money
Fund: Money Market Portfolio, and shares of Daily Tax-Exempt Money Fund acquired by exchange from any Fidelity Advisor fund, is determined at the current day's NAV at the close of business, and is added to the amount of your new purchase valued at the current offering price to determine your reduced front-end sales charge.
Effective January 2, 1997, Class B shares of the fund may, upon redemption, be assessed a contingent deferred sales charge (CDSC) based on the following schedule:
BOND FUNDS:

From Date of Purchase   Contingent
                        Deferred
                        Sales Charge

Less than 1 year           5%

1 year to less than 2      4%
years

2 years to less than 3     3%
years

3 years to less than 4     3%
years

4 years to less than 5     2%
years

5 years to less than 6     1%
years

6 years to less than 7     0%
years

SUPPLEMENT TO THE FIDELITY MUNICIPAL BOND FUND:
A CLASS OF FIDELITY ADVISOR MUNICIPAL BOND FUND
JUNE 30, 1996 STATEMENT OF ADDITIONAL INFORMATION

   The following non-fundamental limit replaces non-fundamental limit (vi) found in the "Investment Policies and Limitations" section on page 3.
(vi) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
SUPPLEMENT TO THE FIDELITY ADVISOR MUNICIPAL BOND FUND: CLASS A AND CLASS B JUNE 30, 1996 STATEMENT OF ADDITIONAL INFORMATION

Effective August 30, 1996, Class A of the fund has been renamed Class T.
   The following non-fundamental limit replaces non-fundamental limit (vi) found in the "Investment Policies and Limitations" section on page 3.
(vi) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
The following information replaces the similar information found in the "Additional Purchase, Exchange, and Redemption Information" section beginning on page 15.
The sales charge will not apply:
2. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or FIL or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;
5. to shares in a Fidelity or Fidelity Advisor account purchased (including purchases by exchange) with the proceeds of a distribution (i) from an employee benefit plan that qualified for waiver (11) or had a minimum of $3 million in plan assets invested in Fidelity funds; or (ii) from an insurance company separate account qualifying under (6) below or used to fund annuity contracts purchased by employee benefit plans having in the aggregate at least $3 million in plan assets invested in Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.)
The following information replaces the "Rights of Accumulation" discussion in the "Additional Purchase, Exchange, and Redemption Information" section on page 16.
RIGHTS OF ACCUMULATION permit reduced front-end sales charges on any future purchases of Class T shares after you have reached a new breakpoint in the fund's sales charge schedule. The value of (i) currently held Fidelity Advisor fund Class T and Class B shares, (ii) Class B shares of Daily Money
Fund: U.S. Treasury Portfolio, and (iii) Initial Class shares of Daily Money Fund: U.S. Treasury Portfolio, Initial Class shares of Daily Money
Fund: Money Market Portfolio, and shares of Daily Tax-Exempt Money Fund acquired by exchange from any Fidelity Advisor fund, is determined at the current day's NAV at the close of business, and is added to the amount of your new purchase valued at the current offering price to determine your reduced front-end sales charge.
Effective January 2, 1997, Class B shares of the fund may, upon redemption, be assessed a contingent deferred sales charge (CDSC) based on the following schedule:
BOND FUNDS:
From Date of Purchase           Contingent
                                Deferred
                                Sales Charge

Less than 1 year                 5%

1 year to less than 2 years      4%

2 years to less than 3 years     3%

3 years to less than 4 years     3%

4 years to less than 5 years     2%

5 years to less than 6 years     1%

6 years to less than 7 years     0%

SUPPLEMENT TO THE SPARTAN(registered trademark) PENNSYLVANIA MUNICIPAL
FUNDS
FEBRUARY 20, 1996
PROSPECTUS
The following information replaces the similar information found in the "Key Facts" section beginning on page 4.
PENN MUNICIPAL INCOME
STRATEGY: Invests normally in investment grade municipal securities whose interest is free from federal income tax and Pennsylvania personal income tax.
The following information replaces the third paragraph of the "Investment Principles and Risks" section beginning on page 11.
SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax and Pennsylvania personal income tax by investing in investment-grade municipal securities under normal conditions. FMR normally invests so that at least 80% of the fund's income is free from both federal and Pennsylvania personal income taxes.
The following information replaces the similar information found in the "Securities and Investments Practices" section beginning on page 13.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally sensitive to interest rate changes than short-term bonds. Investment-grade debt securities are medium- and high-quality securities. Some, however, may possess speculative characteristics, and may be more sensitive to economic changes and to changes in the financial condition of issuers.
RESTRICTIONS: The bond fund normally invests in investment-grade securities, but reserves the right to invest up to 5% of its assets in below-investment grade securities (sometimes called "municipal junk bonds"). A security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit Rating Co., or Fitch Investors Service, L.P., or is unrated but judged by FMR to be of equivalent quality. The fund may not invest in securities judged by FMR to be of equivalent quality to those rated lower than B by Moody's or S&P.
   The following information supplements the information found in the "Securities and Investments Practices" section beginning on page 13.
    CASH MANAGEMENT.    A fund may invest in money market securities and in
a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income exempt from federal income tax while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
    RESTRICTIONS:    Spartan Pennsylvania Municipal Income does not
currently intend to invest in a money market fund.
The following information replaces the similar information found in the "Transaction Details" section beginning on page 28.
    FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE    of
$12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.

SPARTAN(registered trademark) PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
A FUND OF FIDELITY MUNICIPAL TRUST II
SPARTAN(registered trademark) PENNSYLVANIA MUNICIPAL INCOME FUND
A FUND OF FIDELITY MUNICIPAL TRUST
SUPPLEMENT TO THE FEBRUARY 20, 1996 STATEMENT OF ADDITIONAL INFORMATION
The following information replaces the similar information for each fund found in the "Investment Policies and Limitations" section beginning on page 2.
(MONEY MARKET FUND)
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, the fund would hold more than 10% of the outstanding voting securities of that issuer.
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(BOND FUND)
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, the fund would hold more than 10% of the outstanding voting securities of that issuer.
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
The following information follows the last non-fundamental limitation for each fund in the "Investment Policies and Limitations" section beginning on page 2.
Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

SUPPLEMENT TO THE
FIDELITY MICHIGAN,
MINNESOTA, AND OHIO FUNDS' FEBRUARY 20, 1996 PROSPECTUS
The following information replaces similar information found in "Charter" beginning on page 13.
David Murphy is vice president and manager of Michigan Municipal Income, which he has managed since May 1996. He also manages several other Fidelity funds. Mr. Murphy joined Fidelity in 1989.
The following information replaces similar information found in "Key Facts" beginning on page 3.
MICHIGAN MUNICIPAL INCOME
STRATEGY: Invests normally in investment grade municipal securities whose interest is free from federal income tax and Michigan income tax.
MINNESOTA MUNICIPAL INCOME
STRATEGY: Invests normally in investment grade municipal securities whose interest is free from federal income tax and Minnesota personal income tax. OHIO MUNICIPAL INCOME
STRATEGY: Invests normally in investment grade municipal securities whose interest is free from federal income tax and Ohio individual income tax. The following information replaces similar information found in the third paragraph of "Investment Principles and Risks" beginning on page 14. MICHIGAN MUNICIPAL INCOME, MINNESOTA MUNICIPAL INCOME, and OHIO MUNICIPAL INCOME seek high current income that is free from federal income tax, its state income tax, and other taxes in Michigan, Minnesota, and Ohio by investing in investment-grade municipal securities under normal conditions. FMR normally invests so that at least 80% of each fund's income is free from both federal and state income taxes.
The following information replaces similar information found in "Securities and Investment Practices" on page 16.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds. Investment-grade debt securities are medium- and high-quality securities. Some, however, may possess speculative characteristics, and may be more sensitive to economic changes and to changes in the financial condition of issuers.
RESTRICTIONS: The bond funds normally invest in investment-grade securities, but reserve the right to invest up to 5% of their assets in below investment-grade securities (sometimes called "municipal junk bonds"). A security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit Rating Co., or Fitch Investors Service, L.P., or is unrated but judged by FMR to be of equivalent quality. The fund may not invest in securities judged by FMR to be of equivalent quality to those rated lower than B by Moody's or S&P.
   The following information supplements the information in "Securities and Investment Practices" beginning on page 16.
    CASH MANAGEMENT.    A fund may invest in money market securities and in
a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income exempt from federal income tax while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTION: The bond funds do not currently intend to invest in a money market fund.
The following information replaces similar information found in "How to Buy Shares" on page 26.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT  $2,500
For the money market funds $5,000
TO ADD TO AN ACCOUNT  $250
Through regular investment plans* $100
For the money market funds $500
MINIMUM BALANCE  $2,000
* FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO INVESTOR SERVICES, PAGE 30.

These minimums may vary for investments through Fidelity Portfolio Advisory Services. Refer to the program materials for details.
The following information replaces similar information found in "How to Sell Shares" on page 28.
    IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES,    leave at least
$2,000 worth of shares in the account to keep it open.
The following information replaces similar information found in "Transaction Details" beginning on page 34.
    FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE    of
$12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
    IF YOUR ACCOUNT BALANCE FALLS BELOW $2,000,    you will be given 30
days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.

SUPPLEMENT TO FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND
FIDELITY OHIO MUNICIPAL MONEY MARKET FUND
FUNDS OF FIDELITY MUNICIPAL TRUST II
FIDELITY MICHIGAN MUNICIPAL INCOME FUND
FIDELITY MINNESOTA MUNICIPAL INCOME FUND
FIDELITY OHIO MUNICIPAL INCOME FUND
FUNDS OF FIDELITY MUNICIPAL TRUST
FEBRUARY 20, 1996
STATEMENT OF ADDITIONAL INFORMATION
   The following information replaces and supplements similar information found in "Investment Limitations of the Michigan Municipal Money Market Fund" beginning on page 2.
(i) In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(vi) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
The following information replaces and supplements similar information found in "Investment Limitations of Fidelity Ohio Municipal Money Market Fund" beginning on page 3.
(i) In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(vi) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
The following information replaces and supplements similar information found in "Investment Limitations of Fidelity Michigan Municipal Income Fund" beginning on page 4.
(i) In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) aMonth, day, 1994nd securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
The following information replaces and supplements similar information found in "Investment Limitations of Fidelity Minnesota Municipal Income Fund" on page 6.
(i) In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
The following information replaces and supplements similar information found in "Investment Limitations of Fidelity Ohio Municipal Income Fund" beginning on page 7.
(i) In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
The following information replaces similar information found in "Performance" beginning on page 22.
1996 TAX RATES FOR OHIO
                                                      Combined

                              Federal      State      Ohio and

      Taxable Income*         Income Tax   Marginal   Federal Effective


Single Return                               Joint Return                  Bracket   Rate       Tax Bracket**

$ 24,001    -      40,000                      --                           28.0%     4.162%     31.00%

$ 40,001    -      58,150                   $ 40,101    -      80,000       28.0%     4.857%     31.50%

--                                          $ 80,001    -     96,900        28.0%     5.550%     32.00%

$ 58,151    -      80,000                   --                              31.0%     4.857%     34.35%

$ 80,001    -      100,000                  $ 96,901    -      100,000      31.0%     5.550%     34.83%

$ 100,001    -      121,300                 $ 100,001    -      147,700     31.0%     6.444%     35.45%

$ 121,301    -      200,000                 $ 147,701    -      200,000     36.0%     6.444%     40.12%

$ 200,001    -      2   63    ,   75    0   $ 200,001    -      263,750     36.0%     7.004%     40.48%

$ 263,751 + Above                           $ 263,751 + Above               39.6%     7.004%     43.83%



* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Having determined your effective tax bracket, use the following table to determine the tax-equivalent yield for a given tax-free yield.
If your effective combined federal and state personal tax rate in 1996 is:

   To match these        31.00%   31.50%   32.00%   34.35%   34.83%   35.45%   40.12%   40.48%   43.83%



tax-free yields:   Your taxable investment would have to earn the following yield:



3%      4.35%          4.38%       4.41%    4.57%    4.60%    4.65%    5.01%    5.04%    5.34%

4%   5.80%          5.84%          5.88%    6.09%    6.14%    6.20%    6.68%    6.72%    7.12%

5%   7.25%          7.30%          7.35%    7.62%    7.67%    7.75%    8.35%    8.40%    8.90%

6%   8.70%          8.76%          8.82%    9.14%    9.21%    9.30%    10.02%   10.08%   10.68%

7%   10.14%         10.22%         10.29%   10.66%   10.74%   10.84%   11.69%   11.76%   12.46%


SUPPLEMENT TO FIDELITY'S MUNICIPAL FUNDS

 FIDELITY LIMITED TERM MUNICIPAL INCOME FUND
A FUND OF FIDELITY SCHOOL STREET TRUST
FIDELITY MUNICIPAL INCOME FUND
A FUND OF FIDELITY COURT STREET TRUST
FIDELITY AGGRESSIVE MUNICIPAL FUND
A FUND OF FIDELITY MUNICIPAL TRUST
AUGUST 26, 1996 STATEMENT OF ADDITIONAL INFORMATION
   The following information replaces the similar information found in "Investment Limitations of Fidelity Limited Term Municipal Income Fund" beginning on page 2.
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
The following information replaces the similar information found in "Investment Limitations of Fidelity Municipal Income Fund" beginning on page 3.
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
The following information replaces the similar information found in "Investment Limitations of Fidelity Aggressive Municipal Fund" beginning on page 5.
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
SUPPLEMENT TO
FIDELITY MUNICIPAL FUNDS'
AUGUST 26, 1996
PROSPECTUS
   The following information supplements the information found in "Securities and Investment Practices" beginning on page 14.
CASH MANAGEMENT. A fund may invest in money market securities and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income exempt from federal income tax while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
The following information replaces the similar information found in "How to Buy Shares" on page 22.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT  $2,500
TO ADD TO AN ACCOUNT  $250
Through automatic investment plans* $100
MIN   IMUM BALANCE $2    ,000
   *FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO INVESTOR SERVICES, PAGE 26.
These minimums may vary for investments through Fidelity Portfolio
Adv    i   sory Services. Refer to the program materials for details.
The following information replaces the similar information found in "How to Sell Shares" on page 24.
    IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES,    leave at least
$2,000 worth of shares in the account to keep it open.
The following information replaces the similar information found in "Transaction Details" on pages 31-32.
F   IDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of
$12.00 from accounts wit    h a value    of less than $2,500, subject to an
annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same
social s    e   curity number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
    IF YOUR ACCOUNT BALANCE FALLS BELOW    $2,000    ,    you will be given
30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
The following information replaces the similar information found in the "Investment Principles and Risks" section located on page 14.
If you are subject to the federal alternative minimum tax, you should note that each fund may invest all of its assets in municipal securities issued to finance private activities. The interest from these investments is a tax-preference item for the purpose of the tax.
The following information replaces the similar information found in the "Securities and Investment Practices" section found on page 15.
RESTRICTIONS: Limited Term Municipal invests only in investment-grade municipal securities. Municipal Income normally invests in investment-grade securities, but reserves the right to invest up to 5% of its assets in below investment-grade securities. A security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, Standard & Poor's, Duff & Phelps Rating Co., or Fitch Investors Service, L.P., or is unrated but judged by FMR to be of equivalent quality. Aggressive Municipal does not currently intend to invest more than 10% of its total assets in bonds that are in default.
The following information replaces the similar information found in the "Taxes" section located on page 29.
The interest from some municipal securities is subject to the federal alternative minimum tax. Each fund may invest up to 100% of its assets in these securities. Individuals who are subject to the tax must report this interest on their tax returns.

SUPPLEMENT TO THE
FIDELITY INSURED
MUNICIPAL INCOME FUND FEBRUARY 20, 1996
PROSPECTUS
   The following information supplements the information found in "Securities and Investment Practices" beginning on page 10:
CASH MANAGEMENT. A fund may invest in money market securities and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income exempt from federal income tax while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
The following information replaces the similar information found in "How to Buy Shares" section on page 16:
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT  $2,500
TO ADD TO AN ACCOUNT  $250
Through regular investment plans* $100
MINIMUM BALANCE $2,000
* FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO INVESTOR SERVICES, PAGE 20.
These minimums may vary for investments through Fidelity Portfolio Advisory Services. Refer to the program materials for details.
The following information replaces the similar information found in "How to Sell Shares" section on page 18:
    IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES,    leave at least
$2,000 worth of shares in the account to keep it open.
The following information replaces the similar information found in "Transaction Details" on page 25:
    FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE    of
$12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
    IF YOUR ACCOUNT BALANCE FALLS BELOW    $2,000, you will be given 30
days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
The following information replaces the similar information found in "Key Facts" section on page 4:
STRATEGY: Invests mainly in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest.
The following information replaces the similar information found in "Securities and Investment Practices" section on page 10:
RESTRICTIONS: The fund invests only in investment-grade securities. A security is considered to be investment-grade if it is judged by FMR to be of equivalent quality to securities rated Baa or BBB or higher by Moody's Investors Service or Standard & Poor's, respectively.

SUPPLEMENT TO FIDELITY INSURED MUNICIPAL
INCOME FUND
A FUND OF FIDELITY MUNICIPAL TRUST
FEBRUARY 20, 1996
STATEMENT OF ADDITIONAL INFORMATION

The following information replaces the similar information found in "Investment Policies and Limitations " beginning on page 2.
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.